Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2015
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Current income tax expense	1,353	1,730	4,757
Deferred taxation	104	1,466	1,659

	1,457	3,196	6,416

Schedule of composition of deferred tax assets and liabilities

	March 31,
	2014	2015
	(in millions of RMB)
Deferred tax assets
Current:
Deferred revenue and customer advances	29	24
Tax losses carried forward and others (i)	283	381

	312	405
Less: Valuation allowance	(121)	(149)

Total deferred tax assets, current portion (Note 13)	191	256

Non-current:
Deferred revenue and customer advances	30	31
Property and equipment	14	14
Tax losses carried forward and others (i)	908	1,139

	952	1,184
Less: Valuation allowance	(886)	(1,027)

Total deferred tax assets, non-current portion (Note 13)	66	157

Total deferred tax assets	257	413

Deferred tax liabilities
Current:
Others	—	(17)
Non-current:
Withholding tax on undistributed earnings (ii)	(2,034)	(3,891)
Identifiable intangible assets	(72)	(575)
Others	(30)	(27)

Total deferred tax liabilities, non current portion	(2,136)	(4,493)

Total deferred tax liabilities	(2,136)	(4,510)

Net deferred tax liabilities	(1,879)	(4,097)

(i)	Others primarily represent accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2014 and 2015 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB, except per share data)
Income before income tax and share of results of equity investees	10,112	26,802	32,326
Income tax computed at statutory EIT rate (25%)	2,528	6,701	8,082
Effect of different tax rates available to different jurisdictions	79	(9)	33
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(3,744)	(6,414)	(5,881)
Non-deductible expenses and non-taxable income, net (i)	1,806	1,657	3,368
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(293)	(483)	(1,096)
Withholding tax on the earnings remitted and anticipated to be remitted	863	1,445	1,898
Change in valuation allowance and others	218	299	12

Income tax expenses	1,457	3,196	6,416

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	1.64	2.95	2.57

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent share-based compensation expense, equity-settled donation expense, Yahoo TIPLA amendment payment, interest expense, exchange differences and investment income (loss).

(ii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables the Company to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.